ENVIRONMENTAL CONTINGENCY	12 Months Ended
Dec. 31, 2019
Disclosure of Environmental Contingency [Abstract]
ENVIRONMENTAL CONTINGENCY [Text Block]
11.	ENVIRONMENTAL CONTINGENCY

Any exploration and evaluation activities of the Company are subject to laws and regulations governing the protection of the environment. These laws and regulations are continually changing and generally becoming more restrictive. The Company believes its activities are materially in compliance with all applicable laws and regulations. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations.